Document and Entity Information	Jul. 31, 2026
Cover [Abstract]
Entity Registrant Name	MASTEC INC
Amendment Flag	false
Entity Central Index Key	0000015615
Document Type	8-K
Document Period End Date	Jul. 31, 2026
Entity Incorporation State Country Code	FL
Entity File Number	001-08106
Entity Tax Identification Number	65-0829355
Entity Address, Address Line One	800 S. Douglas Road
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	599-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 Par Value
Trading Symbol	MTZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false